Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets Abstract
Schedule of breakdown of the balance of other asset
Thousand of reais	2022	2021	2020

Customer relationships	1,645,963	922,860	1,873,048
Prepayments and accrued income	1,031,104	797,365	1,007,792
Contractual guarantees of former controlling stockholders (Note 22.c.5)	496	496	496
Actuarial asset (Note 21)	292,770	287,808	361,149
Other receivables (1)	5,304,196	4,040,499	3,979,926
Total	8,274,529	6,049,028	7,222,411
(1)	Corresponds mainly to the payment of payroll portfolio premiums.